The Best of America® Successor SM
Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

•	AIM Dynamics Fund: Investor Class
•	AIM Small Cap Growth Fund: Investor Class
•	American Century Growth: Investor Class
•	American Century Income & Growth: Advisor Class
•	American Century Short Term Government: Investor Class
•	American Century Ultra: Investor Class
•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV†
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Premier Balanced Opportunity Fund: Class Z
•	Federated High Yield Trust*
•	Federated Income Securities Trust – Federated Intermediate Corporate Bond Fund: Institutional Service Shares
•	Fidelity Advisor Equity Growth Fund: Class A
•	Fidelity Advisor Equity Income Fund: Class A*
•	Fidelity Advisor Growth Opportunities Fund: Class A

•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R†
•	Franklin Balance Sheet Investment Fund: Class A
•	Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A*
•	Franklin Small-Mid Cap Growth Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3†
•	Nationwide Bond Index Fund: Class A
•	Nationwide® Fund: Class D
•	Nationwide Government Bond Fund: Class D
•	Nationwide Growth Fund: Class A
•	Nationwide Large Cap Value Fund: Class A
•	Nationwide Mid Cap Market Index Fund: Class A
•	Nationwide Money Market Fund: Service Class
•	Nationwide NMF Investor Destinations Funds: Service Class
➢	Nationwide NMF Investor Destinations Conservative Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class

➢	Nationwide NMF Investor Destinations Moderate Fund: Service Class
➢	Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
➢	Nationwide NMF Investor Destinations Aggressive Fund: Service Class
•	Nationwide S&P 500® Index Fund: Service Class
•	Nationwide Small Cap Index Fund: Class A
•	Nationwide Variable Insurance Trust – J.P. Morgan NVIT Balanced Fund: Class I
•	Neuberger Berman Genesis Fund: Trust Class
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	Oppenheimer Capital Appreciation Fund: Class A
•	Oppenheimer Champion Income Fund: Class A*
•	Oppenheimer Strategic Income Fund: Class A*
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4†
•	PIMCO Total Return Fund: Class A
•	Putnam Voyager Fund: Class A
•	Van Kampen Growth & Income Fund: Class A*
•	Van Kampen Mid Cap Growth Fund: Class A*
•	Waddell & Reed Advisors Small Cap Fund: Class A
•	Wells Fargo Advantage Growth Fund: Investor Class

The following underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007:

•	Van Kampen Real Estate Securities Fund: Class A*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 24, 2004:

•	Janus Fund*
•	Janus Twenty Fund*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

•	Dreyfus Premier Third Century Fund, Inc.: Class Z
•	Janus Adviser Balanced Fund: Class S*
•	Nationwide Small Cap Fund: Class A
•	Nationwide Value Opportunities Fund: Class A
•	Wells Fargo Advantage Common Stock Fund: Class Z
•	Wells Fargo Advantage Growth and Income Fund: Investor Class
•	Wells Fargo Advantage Mid Cap Growth Fund: Class Z

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2003:

•	AIM Basic Balanced Fund: Investor Class
•	Federated Bond Fund: Class F* Shares
•	Federated Equity Income Fund, Inc.: Class F Shares
•	Fidelity Advisor Balanced Fund: Class A
•	Fidelity Advisor High Income Advantage Fund: Class T*
•	Lazard Small Cap Portfolio: Open Shares
•	Nationwide Bond Fund: Class D
•	Neuberger Berman Guardian Fund: Trust Class
•	Neuberger Berman Partners Fund: Trust Class

The following underlying mutual funds are only available in contracts for which good order applications were received before October 2, 2000:

•	Dreyfus Emerging Leaders Fund
•	Janus Worldwide Fund

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

•	American Century International Growth: Advisor Class
•	Fidelity Advisor Overseas Fund: Class A
•	Janus Adviser International Growth Fund: Class S*
•	Janus Adviser Worldwide Fund: Class S*
•	Nationwide International Index Fund: Class A
•	Oppenheimer Global Fund: Class A
•	Putnam International Equity Fund: Class A
•	Templeton Foreign Fund: Class A

Effective December 19, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Nationwide Growth Fund: Class D

†These underlying mutual funds assess a short-term trading fee

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

Contract value- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NCUSIF- National Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	3
Table of Contents	4
Contract Expenses	6
Underlying Mutual Fund Expenses	8
Example	8
Synopsis of the Contracts	8
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	9
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
CDSC Options
Reduced Purchase Payment Option
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Removal of Variable Account Charges	18
Ownership Rights	18
Contract Owner
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Redemption Fees
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	22
Surrender (Redemption)	22
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Assignment	22

Table of Contents (continued)
Page
Services	22
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	23
Annuitizing the Contract	23
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options ("GMIB")
Annuity Payment Options
Death Benefits	26
Death of Contract/Owner Annuitant
Death Benefit Payment
Statements and Reports	28
Legal Proceedings	28
Table of Contents of Statement of Additional Information	30
Appendix A: Underlying Mutual Funds	31
Appendix B: Condensed Financial Information	38
Appendix C: Contract Types and Tax Information	58

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Standard Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	0%[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[3]
Mortality and Expense Risk Charge	1.20%
CDSC Options (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
7 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.25%)[4] 0.95%
5 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.10%)[5] 1.10%

1 The standard contract does not include a CDSC.  However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

4 Range of 7 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

5 Range of 5 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

Recurring Contract Expenses (continued)
Reduced Purchase Payment Option
Reduced Purchase Payment Option Total Variable Account Charges	0.25%[6] 1.45%
Reduced Purchase Payment Option (in Oregon only) Total Variable Account Charges (in Oregon only)	0.30%[7] 1.50%
Death Benefit Options beginning January 2, 2001 (an applicant may elect one Death Benefit Option as a replacement for the standard death benefit)
Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.15% 1.35%
Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.20% 1.40%
Death Benefit Options available for contracts issued prior to January 2, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications (applicants may elect one or both):

Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.30%
Guaranteed Minimum Income Benefit Options[8] For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Reduced Purchase Payment Option (in Oregon)	0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.55%

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  Not available in Oregon.

7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In Oregon only.

8 Effective May 1, 2003, these options are no longer available.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.57%	1.60%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.60%)	436	1,316	2,207	4,486	436	1,316	2,207	4,486	*	1,316	2,207	4,486
Minimum Total Underlying Mutual Fund Operating Expenses (0.57%)	328	1,000	1,695	3,542	328	1,000	1,695	3,542	*	1,000	1,695	3,542

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

•	Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
•	Roth IRAs;
•	Simplified Employee Pension (SEP IRAs); and
•	Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses.  An optional CDSC schedule may only be elected at the time of application.  If the contract owner has elected one of the CDSC options, Nationwide will reduce the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.
For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities, and retirement products.  It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on March 3, 1976, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.
Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7), or ten (10) years.  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.

Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

However, if the contract owner has chosen an optional CDSC schedule, Nationwide will reduce variable account annual expenses.  In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract.  For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 7 Year CDSC schedule is as follows:

7 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

5 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract.  Nationwide may realize a profit from this charge.  The 5 Year CDSC schedule is as follows:

5 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Reduced Purchase Payment Option

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  Nationwide may realize a profit from this charge.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1)	the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2)	during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

The following benefits are available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

•	0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

•	0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

•	0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)	the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday,

less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal
Protection both offer a Spousal Protection feature – there is no additional charge for this feature.  The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	the spouses must be co-annuitants;

3)	both co-annuitants must be age 85 or younger at the time of issue;

4)	the spouses must each be named as beneficiaries;

5)	no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide’s home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge.  If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied.  If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

The following benefits are available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.  Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership Rights

Contract Owner

The contract owner and the annuitant must be the same person for contracts described in this prospectus.  The contract owner has all rights under the contract.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age

85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

Beneficiary and Contingent Beneficiary

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date.  The annuitant can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant’s estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000.  Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.
Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner.  The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and
3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by this process and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
  Nationwide will mail a letter to the contract owner notifying them that:

  (1) they have been identified as engaging in harmful trading practices; and

  (2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will return purchase payments paid.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to a subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account annual expenses;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

Assignment

Contract rights may not be assigned.

Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Nationwide Money Market Fund: Service Class to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.  If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.
If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value;

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Before the annuitization date, the contract owner must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising the Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Annuity payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Guaranteed Minimum Income Benefit Options ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reductions to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

•	An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

•	The contract is issued to a male at age 55, 65, or 70; and

•	A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

7 Years in Accumulation
$140,710.04 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	62	$4.72	$664.15
65	72	$5.96	$838.63
70	77	$6.79	$955.42

10 Years in Accumulation
$162,889.46 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	65	$5.03	$819.33
65	75	$6.44	$1,049.01
70	80	$7.32	$1,192.35

15 Years in Accumulation
$200,000.00 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	70	$5.66	$1,132.00
65	80	$7.32	$1,464.00
70	85	$8.18	$1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them.  The guaranteed purchase rates assumed in the illustrations may not apply in some states.  Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options.  Where different guaranteed purchase rates apply, GMIB amounts shown will be different.  In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates.  Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; and

2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

•	The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

                 While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦  A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all states.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)	Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments
will continue to the end of the guaranteed period and will
be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Death Benefits

Death of Contract Owner/Annuitant

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;
2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit
filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide

Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Basic Balanced Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long term growth of capital and current income.

AIM Dynamics Fund: Investor Class
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

AIM Small Cap Growth Fund: Investor Class
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

American Century Growth: Investor Class
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Income & Growth: Advisor Class
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                       The fund seeks long-term capital growth.

American Century International Growth: Advisor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                       Capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                      Seeks income and investment returns by investing in various types of U.S.
          government securities.

American Century Ultra: Investor Class
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                       Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Dreyfus Appreciation Fund, Inc.
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Emerging Leaders Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:                                                        The Dreyfus Corporation
Sub-adviser:                                                                      Wisconsin Capital Management, Inc.
Investment Objective:                                                       High total return through a combination of capital appreciation and current income.

Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                        Capital growth with current income as a secondary goal.

Federated Bond Fund: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                      High level of current income, as is consistent with the preservation of

Federated Equity Income Fund, Inc.: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                     Above average income and capital appreciation.

Federated High Yield Trust
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                      High current income.

Federated Income Securities Trust - Federated Intermediate Coporate Bond Fund: Institutional Service Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                      Current income.

Fidelity Advisor Balanced Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Investments Money Management, Inc.
Investment Objective:                                                      Income and growth of capital.

Fidelity Advisor Equity Growth Fund: Class A
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:                                                      Capital appreciation.

Fidelity Advisor Equity Income Fund: Class A
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class A
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:                                                      Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:                                                      Seeks high level of income and the potential for capital gains.

Fidelity Advisor Overseas Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:                                                      Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:                                                        FMR
Sub-adviser:                                                                      Fidelity Research & Analysis Company
Investment Objective:                                                      Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Balance Sheet Investment Fund: Class A
Investment Adviser:                                                          Franklin Advisory Services, LLC
Investment Objective:                                                        High total return of which capital appreciation and income are components.

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:                                                          Franklin Mutual Advisers, LLC
Investment Objective:                                                        Capital appreciation.

Franklin Small-Mid Cap Growth Fund: Class A
Investment Adviser:                                                          Franklin Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                          Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Adviser Balanced Fund: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth consistent with preservation of capital and balanced by current income.

Janus Adviser International Growth Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Adviser Worldwide Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth in a manner consistent with the preservation of capital.

Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth in a manner consistent with the preservation of capital.

Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Adviser:                                                          Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard Small Cap Portfolio: Open Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                          Lazard Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Bond Fund: Class D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with preserving capital.

Nationwide Bond Index Fund: Class A
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                      Fund Asset Management, LP
Investment Objective:                                                      Match performance of Lehman Brothers Aggregate Bond Index.

Nationwide® Fund: Class D
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Government Bond Fund: Class D
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level current income as is consistent with preserving capital.

Nationwide Growth Fund: Class A
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide International Index Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       Fund Asset Management, LP
Investment Objective:                                                       The Fund seeks to match the performance of the Morgan Stanley Capital
            International Europe, Australasia and Far East Index Capital ("MSCI EAFE
            Index") as closely as possible before the deduction of fund expenses.

Nationwide Large Cap Value Fund: Class A
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        NorthPointe Capital, LLC
Investment Objective:                                                        Maximize total return, consisting of both capital appreciation and current income.

Nationwide Mid Cap Market Index Fund: Class A
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       Fund Asset Management, LP
Investment Objective:                                                      Match performance of the S&P Mid Cap 400® Index.

Nationwide Money Market Fund: Service Class
Investment Adviser:                                                          Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide NMF Investor Destinations Aggressive Fund: Service Class
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       NorthPointe Capital, LLC
Investment Objective:                                                      To maximize total investment return for a given level of risk by seeking growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Conservative Fund: Service Class
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                      NorthPointe Capital, LLC
Investment Objective:                                                     To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderate Fund: Service Class
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                      NorthPointe Capital, LLC
Investment Objective:                                                      To maximize total investment return for a given level of risk by seeking both growth of capital income and income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       NorthPointe Capital, LLC
Investment Objective:                                                      To maximize total investment return for a given level or risk by seeking growth of capital, as well as income.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                      NorthPointe Capital, LLC
Investment Objective:                                                     To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.

The Nationwide NMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NMF Investor Destinations Funds for more information.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                       Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P
          500 Composite Stock Price Index.

Nationwide Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Small Cap Index Fund: Class A
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       Fund Asset Management, LP
Investment Objective:                                                      Match performance of the Russell 2000® Index.

Nationwide Value Opportunities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       NorthPointe Capital, LLC
Investment Objective:                                                      Long-term capital appreciation.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                                       J.P. Morgan Investment Management Inc.
Investment Objective:                                                      High total return from a diversified portfolio of equity and fixed income securities.

Neuberger Berman Genesis Fund: Trust Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                                      Neuberger Berman, LLC
Investment Objective:                                                     Growth of capital.

Neuberger Berman Guardian Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                                      Neuberger Berman, LLC
Investment Objective:                                                      Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                                      Neuberger Berman, LLC
Investment Objective:                                                     Growth of capital.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                                      Neuberger Berman, LLC
Investment Objective:                                                     Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Capital Appreciation Fund: Class A
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                      Capital appreciation.

Oppenheimer Champion Income Fund: Class A
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                      High current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the fund's manager believes do not involve undue risk; its secondary objective is capital growth when consistent with its primary objective.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                      Capital appreciation.

Oppenheimer Strategic Income Fund: Class A
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                      High current income by investing mainly in debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                      Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

PIMCO Total Return Fund: Class A
Investment Adviser:                                                        Pacific Investment Management Company LLC
Investment Objective:                                                      Maximum total return consistent with preservation of capital and prudent investment management.

Putnam International Equity Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                      Capital appreciation.

Putnam Voyager Fund: Class A
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                      Capital appreciation.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Templeton Global Advisors Limited
Investment Objective:                                                      Long-term capital growth.

Van Kampen Growth & Income Fund: Class A
Investment Adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                      Income and long-term growth of capital.

Van Kampen Mid Cap Growth Fund: Class A
Investment Adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Capital growth.

Van Kampen Real Estate Securities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before January 12, 2007
Investment Adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                      Long-term growth of capital, and, secondarily, current income.

Waddell & Reed Advisors Small Cap Fund: Class A
Investment Adviser:                                                        Waddell & Reed Investment Management Company
Investment Objective:                                                      Growth of capital.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                                      Wells Capital Management Incorporated
Investment Objective:                                                      Long-term capital appreciation.

Wells Fargo Advantage Growth and Income Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                                      Matrix Asset Advisors, Inc.
Investment Objective:                                                      Total return.

Wells Fargo Advantage Growth Fund: Investor Class
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                                      Wells Capital Management Incorporated
Investment Objective:                                                      Long-term capital appreciation.

Wells Fargo Advantage Mid Cap Growth Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                                       Wells Capital Management Incorporated
Investment Objective:                                                       Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2006 (2.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035

writing:                 Nationwide Life Insurance Company
       5100 Rings Road, RR1-04-F4
       Dublin, Ohio 43017-1522

   checking on-line at:                www.nationwide.com

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.282345	11.271302	9.62%	5,948	2006
	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	6.303696	7.276062	15.43%	78,741	2006
	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Cap Growth Fund: Investor Class	10.000000	10.224424	2.24%	18,527	2006

American Century Growth: Investor Class	6.574319	7.029318	6.92%	18,483	2006
	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	9.539887	11.043112	15.76%	76,976	2006
	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century International Growth: Advisor Class	7.937506	9.805246	23.53%	15,823	2006
	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	11.761676	12.116892	3.02%	50,416	2006
	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

American Century Ultra: Investor Class	7.130149	6.830693	-4.20%	89,629	2006
	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.632342	15.623843	23.68%	5,705	2006
	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.323169	10.736564	15.16%	70,298	2006
	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Dreyfus Emerging Leaders Fund	12.285418	13.029176	6.05%	747	2006
	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.900993	10.741459	8.49%	13,388	2006
	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.132711	6.621751	7.97%	3,727	2006
	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	14.034544	14.711204	4.82%	6,668	2006
	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.539330	10.376621	21.52%	5,735	2006
	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	12.166491	13.367910	9.87%	14,384	2006
	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.910869	13.337735	3.31%	25,361	2006
	12.772047	12.910869	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.636564	11.749254	10.46%	13,792	2006
	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Growth Fund: Class A	6.829165	7.207145	5.53%	67,450	2006
	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	13.498517	15.653430	15.96%	111,028	2006
	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	8.022995	8.346614	4.03%	3,743	2006
	7.456168	8.022995	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	14.129484	16.178209	14.50%	31,947	2006
	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	10.407163	12.262247	17.83%	286	2006
	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Franklin Balance Sheet Investment Fund: Class A	20.326737	23.426511	15.25%	53,696	2006
	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	13.011372	15.183864	16.70%	19,446	2006
	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	15.600161	18.230359	16.86%	100,346	2006
	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.839882	8.349628	6.50%	152,694	2006
	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.601840	15.161349	20.31%	24,629	2006
	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.791559	11.998637	11.19%	3,671	2006
	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Janus Adviser Balanced Fund: I Shares	11.035144	12.066887	9.35%	43,996	2006
	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: I Shares	10.403827	14.904449	43.26%	0	2006
	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: I Shares	6.715480	7.778184	15.82%	15,032	2006
	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	5.840016	6.397286	9.54%	69,042	2006
	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	5.992652	6.665904	11.23%	67,420	2006
	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	5.943464	6.940882	16.78%	318	2006
	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

Lazard Small Cap Portfolio: Open Shares	16.429554	19.003136	15.66%	5,429	2006
	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Nationwide Bond Fund: Class D	13.961832	14.437711	3.41%	13,639	2006
	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Bond Index Fund: Class A	12.805853	13.159918	2.76%	3,485	2006
	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Nationwide Government Bond Fund: Class D	13.599104	13.990059	2.87%	82,419	2006
	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Nationwide Growth Fund: Class A	11.417691	11.988081	5.00%	4,148	2006
	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Nationwide Growth Fund: Class D	5.542961	5.836968	5.30%	6,721	2006
	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	11.436384	12.020689	5.11%	91,657	2006
	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	11.356842	12.205179	7.47%	87,270	2006
	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide NMF Investor Destinations Moderate Fund: Service Class	11.043561	12.184429	10.33%	344,991	2006
	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.829923	12.276640	13.36%	59,423	2006
	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.557726	12.217348	15.72%	25,890	2006
	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Nationwide International Index Fund: Class A	10.863448	13.518873	24.44%	0	2006
	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Nationwide Large Cap Value Fund: Class A	14.042346	16.836043	19.89%	24,444	2006
	13.164273	14.042346	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Nationwide Mid Cap Market Index Fund: Class A	13.484055	14.634970	8.54%	51,159	2006
	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Money Market Fund: Service Class	10.675956	11.037904	3.39%	269,533	2006
	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Nationwide® Fund: Class D	9.957292	11.228348	12.77%	4,676	2006
	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Nationwide S&P 500® Index Fund: Service Class	8.518302	9.716349	14.06%	57,930	2006
	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Nationwide Small Cap Fund: Class A	17.592080	22.506446	27.94%	16,358	2006
	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Nationwide Small Cap Index Fund: Class A	12.976481	15.063831	16.09%	43,023	2006
	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Nationwide Value Opportunities Fund: Class A	14.912772	17.407005	16.73%	8,473	2006
	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Genesis Fund: Trust Class	22.335725	23.729433	6.24%	102,014	2006
	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	11.014951	12.363478	12.24%	3,195	2006
	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	13.387081	14.989423	11.97%	12,979	2006
	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	12.040681	13.621977	13.13%	67,708	2006
	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.061616	8.584447	6.49%	120,095	2006
	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.368331	13.377508	8.16%	5,478	2006
	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	12.006437	13.959492	16.27%	89,338	2006
	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	14.274679	15.225354	6.66%	11,873	2006
	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	13.069100	15.197654	16.29%	94,447	2006
	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.379020	13.716941	2.53%	101,608	2006
	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	16.286296	20.687294	27.02%	0	2006
	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	12.767594	13.308009	4.23%	0	2006
	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	14.334958	17.029182	18.79%	60,806	2006
	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	15.260246	17.535509	14.91%	103,716	2006
	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	17.174982	18.544142	7.97%	11,640	2006
	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	19.964834	27.180747	36.14%	46,952	2006
	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	15.280119	16.068360	5.16%	7,441	2006
	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	12.423253	14.189798	14.22%	56,343	2006
	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.949424	12.750973	6.71%	2,439	2006
	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.914977	7.903477	14.30%	3,467	2006
	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	11.125139	12.538687	12.71%	8,795	2006
	10.000000	11.125139	11.25%	15,110	2005*

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.205567	11.006952	7.85%	0	2006
	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	8.167890	9.275940	13.57%	0	2006
	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Cap Growth Fund: Investor Class	10.000000	10.103720	1.04%	0	2006*

American Century Growth: Investor Class	8.471499	8.911882	5.20%	0	2006
	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	10.053180	11.449913	13.89%	0	2006
	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth: Advisor Class	9.685463	11.771841	21.54%	0	2006
	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.053276	10.189174	1.35%	0	2006
	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

American Century Ultra: Investor Class	9.026654	8.508179	-5.74%	0	2006
	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.020347	10.220545	13.31%	0	2006
	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.743297	12.253546	4.35%	0	2006
	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	9.735441	10.391751	6.74%	0	2006
	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.212307	7.661993	6.23%	0	2006
	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.120335	12.500068	3.13%	0	2006
	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	9.450484	11.298938	19.56%	0	2006
	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	11.999202	12.971710	8.10%	0	2006
	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.309689	11.495401	1.64%	0	2006
	11.371269	11.309689	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.370320	11.270642	8.68%	0	2006
	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	7.720062	8.016072	3.83%	0	2006
	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	11.073356	12.634326	14.10%	0	2006
	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	9.509498	9.733638	2.36%	0	2006
	8.982266	9.509498	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

Fidelity Advisor High Income Advantage Fund: Class T	14.109387	15.888855	12.61%	0	2006
	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	10.833655	12.559171	15.93%	0	2006
	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	16.364492	18.556303	13.39%	0	2006
	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	12.172651	13.995902	14.98%	0	2006
	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.718094	10.183170	4.79%	0	2006
	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

J.P. Morgan NVIT Balanced Fund: Class I	10.042997	10.986514	9.39%	0	2006
	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: I Shares	10.659127	11.467970	7.59%	0	2006
	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: I Shares	11.966092	16.866566	40.95%	0	2006
	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: I Shares	7.648042	8.715652	13.96%	0	2006
	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.200364	7.760361	7.78%	0	2006
	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	9.205252	10.074484	9.44%	0	2006
	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	7.661648	8.803320	14.90%	0	2006
	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Lazard Small Cap Portfolio: Open Shares	13.884510	15.800760	13.80%	0	2006
	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Nationwide Bond Fund: Class D	11.868565	12.075382	1.74%	0	2006
	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Nationwide Bond Index Fund: Class A	11.096539	11.219640	1.11%	0	2006
	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Government Bond Fund: Class D	11.294857	11.431206	1.21%	0	2006
	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Nationwide Growth Fund: Class A	11.046471	11.411429	3.30%	0	2006
	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Nationwide Growth Fund: Class D	8.346565	8.647659	3.61%	0	2006
	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Nationwide NMF Investor Destinations Conservative Fund: Service Class	10.465062	10.822574	3.42%	0	2006
	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Nationwide NMF Investor Destinations Moderately Conservative Fund: Service Class	10.629253	11.239246	5.74%	0	2006
	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Nationwide NMF Investor Destinations Moderate Fund: Service Class	10.644307	11.554781	8.55%	0	2006
	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Nationwide NMF Investor Destinations Moderately Aggressive Fund: Service Class	10.758324	11.999057	11.53%	0	2006
	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Nationwide NMF Investor Destinations Aggressive Fund: Class A	10.729182	12.215788	13.86%	0	2006
	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Nationwide International Index Fund: Class A	11.234926	13.756049	22.44%	0	2006
	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Large Cap Value Fund: Class A	11.271231	13.296029	17.96%	0	2006
	10.739362	11.271231	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Nationwide Mid Cap Market Index Fund: Class A	12.926668	13.803980	6.79%	0	2006
	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Nationwide Money Market Fund: Service Class	9.456103	9.619195	1.72%	0	2006
	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Nationwide® Fund: Class D	10.298479	11.426049	10.95%	0	2006
	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Nationwide S&P 500® Index Fund: Service Class	9.180662	10.303207	12.23%	0	2006
	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Nationwide Small Cap Fund: Class A	12.534969	14.316885	14.22%	0	2006
	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Nationwide Small Cap Index Fund: Class A	16.704020	21.026149	25.87%	0	2006
	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Nationwide Value Opportunities Fund: Class A	12.565291	14.430614	14.85%	0	2006
	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Neuberger Berman Genesis Fund: Trust Class	16.444448	17.189056	4.53%	0	2006
	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.474860	11.567895	10.43%	0	2006
	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	12.122041	13.354335	10.17%	0	2006
	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.719934	13.045572	11.31%	0	2006
	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.263691	8.657854	4.77%	0	2006
	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	11.842345	12.602265	6.42%	0	2006
	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	12.465081	14.259341	14.39%	0	2006
	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.298925	13.956108	4.94%	0	2006
	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.716355	11.818770	0.87%	0	2006
	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	15.594872	19.490098	24.98%	0	2006
	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.225496	12.537647	2.55%	0	2006
	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	12.971191	15.160968	16.88%	0	2006
	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	14.612404	16.520665	13.06%	0	2006
	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	16.446025	17.470930	6.23%	0	2006
	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	19.117432	25.608320	33.95%	0	2006
	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	14.631420	15.138252	3.46%	0	2006
	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.642325	13.083639	12.38%	0	2006
	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	11.537297	12.112804	4.99%	0	2006
	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.188460	9.208271	12.45%	0	2006
	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.994020	12.191258	10.89%	0	2006
	10.000000	10.994020	9.94%	0	2005*

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury

Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to a mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of an IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."